Fees and Expenses - Global & International Equity Mutual Fund - Nomura Emerging Markets Fund	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Fund’s fees and expenses?
Expense Narrative [Text Block]
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nomura Funds (formerly, Macquarie Funds). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Expense Breakpoint Discounts [Text]	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nomura Funds (formerly, Macquarie Funds).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Class	A	C	R	Inst.	R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price.........................	5.75%	none	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower................................	none[1]	1.00%[1]	none	none	none
[1]
Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	A	C	R	Inst.	R6
Management fees.................................	1.13%	1.13%	1.13%	1.13%	1.13%
Distribution and service (12b-1) fees....................	0.25%	1.00%	0.50%	none	none
Other expenses...................................	0.19%	0.19%	0.19%	0.19%	0.08%[2]
Total annual fund operating expenses...................	1.57%	2.32%	1.82%	1.32%	1.21%
Fee waivers and expense reimbursements...............	(0.17%)[3]	(0.17%)[3]	(0.17%)[3]	(0.17%)[3]	(0.15%)[3]
Total annual fund operating expenses after fee waivers and expense reimbursements...........................	1.40%	2.15%	1.65%	1.15%	1.06%
[2],[3]
Expenses Deferred Charges [Text Block]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	A	(if not redeemed) C	C	R	Inst.	R6
1 year................................	$709	$218	$318	$168	$117	$108
3 years...............................	$1,027	$708	$708	$556	$402	$369
5 years...............................	$1,366	$1,225	$1,225	$969	$707	$651
10 years...............................	$2,321	$2,643	$2,643	$2,123	$1,575	$1,453

Expense Example, No Redemption, By Year, Caption [Text]	(if notredeemed)C
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	5.00%

[1]
1	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]
2	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”

[3]
3	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.15% of the Fund’s average daily net assets for all share classes other than Class R6, and 1.06% of the Fund’s Class R6 shares’ average daily net assets, from March 31, 2026 through March 30, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.